Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Variable Insurance Funds
Central Index Key	dei_EntityCentralIndexKey	0000857490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 03, 2013
Conservative Allocation Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Moderate Allocation Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013